Document and Entity Information	Oct. 26, 2023
Cover [Abstract]
Entity Address, Address Line One	Suite 7-201
Amendment Flag	false
Entity Central Index Key	0001694665
Document Type	8-K
Document Period End Date	Oct. 26, 2023
Entity Registrant Name	EVELO BIOSCIENCES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38473
Entity Tax Identification Number	46-5594527
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	(617)
Local Phone Number	577-0300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	EVLO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false